Investment Properties (Tables)	12 Months Ended
Dec. 31, 2018
Investment properties [abstract]
Summary of investment properties

RMB’000
As at 1 January 2017
Cost	540,493
Accumulated depreciation	(160,064)

Net book amount	380,429

Year ended 31 December 2017
Opening net book amount	380,429
Transferred from property, plant and equipment (Note 16)	24,489
Charge for the year	(13,652)

Closing net book amount	391,266

As at 31 December 2017
Cost	594,135
Accumulated depreciation	(202,869)

Net book amount	391,266

Year ended 31 December 2018
Opening net book amount	391,266
Charge for the year	(14,527)

Closing net book amount	376,739

As at 31 December 2018
Cost	594,135
Accumulated depreciation	(217,396)

Net book amount	376,739